10. Financial Instruments (Details - Maturities) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Less Than One Year [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	$ 16,675,030	$ 13,432,612	$ 14,521,991
Less Than One Year [Member] | Trade and other payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	6,389,497	5,914,549	5,372,684
Less Than One Year [Member] | Loans and Borrowings [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	4,438,354	4,206,847	5,087,208
Less Than One Year [Member] | Notes payable to stockholders [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	3,987,479	2,516,981	1,328,263
Less Than One Year [Member] | Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	1,859,700	794,235	2,733,836
Between 1 and 5 years [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	3,987,390	5,101,428	4,034,053
Between 1 and 5 years [Member] | Trade and other payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	19,597	80,355	0
Between 1 and 5 years [Member] | Loans and Borrowings [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	3,967,793	5,021,073	4,034,053
Between 1 and 5 years [Member] | Notes payable to stockholders [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Between 1 and 5 years [Member] | Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Later Than Five Years [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	14,178,454	16,089,243	17,686,726
Later Than Five Years [Member] | Trade and other payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Later Than Five Years [Member] | Loans and Borrowings [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	14,178,454	16,089,243	17,686,726
Later Than Five Years [Member] | Notes payable to stockholders [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Later Than Five Years [Member] | Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	0	0	0
Aggregated time bands 1 [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	34,840,874	34,623,283	36,242,770
Aggregated time bands 1 [Member] | Trade and other payables [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	6,409,094	5,994,904	5,372,684
Aggregated time bands 1 [Member] | Loans and Borrowings [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	22,584,601	25,317,163	26,807,987
Aggregated time bands 1 [Member] | Notes payable to stockholders [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	3,987,479	2,516,981	1,328,263
Aggregated time bands 1 [Member] | Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Contractual maturities	$ 1,859,700	$ 794,235	$ 2,733,836